Operating expenses	6 Months Ended
Jun. 30, 2021
Operating expenses
Operating expenses
Note 5: Operating expenses

	Half-year to 30 June 2021	Half-year to 30 June 2020
	£m	£m

Administrative expenses:
Staff costs	1,868	1,773
Premises and equipment	112	225
Other expenses	1,054	901
	3,034	2,899
Depreciation and amortisation	1,220	1,374
Regulatory provisions (note 12)	310	158
Total operating expenses	4,564	4,431